Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Schedule of current and deferred components of income tax expenses
	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income tax expenses from continuing operations:
Income tax expense	2,883	-	-
Deferred income tax expense	-	-	-
Total income tax expense	2,883	-	-

Schedule of differences between PRC statutory income tax rate and effective income tax rate
	Year ended December 31,
	2020	2021	2022
Loss before provision for income tax from continuing operations
Cayman	4,514	69,220	21,939
PRC	273,065	195,021	75,899
Total	277,579	264,241	97,838

	Year ended December 31,
	2020	2021	2022
Statutory income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes *	(24.58)%	(16.33)%	(12.97)%
Share-based compensation expenses not deductible for tax purposes	0.00%	(2.14)%	(2.33)%
Effect of different tax rates of subsidiary operating in other jurisdiction and withhold tax	(1.69)%	(6.55)%	(5.61)%
Effect of valuation allowance	0.24%	0.02%	(4.09)%
Effective tax rate	(1.03)%	0.00%	0.00%

Schedule of deferred tax assets and liabilities
	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Net operating loss carrying forwards	33	4,031
Total deferred tax assets	33	4,031
Less: valuation allowance	(33)	(4,031)
Deferred tax assets, net	-	-

Schedule of valuation allowance
	Year ended December 31,
	2020	2021	2022
Balance at beginning of the year	750	76	33
Additions	-		3,998
Reversal	(674)	(43)	-
Balance at end of the year	76	33	4,031